Use of judgements and estimates (Tables) - CubeBio Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of property and equipment useful lives

Machinery	10 years
Vehicles	5 years
Office equipment	5 years
Furniture and fixtures	5 years
Right-of-use assets	2 ~ 10 years

Schedule of amortization of estimated useful lives

Software	5 years
Patents	5 years
Brand	5 years